Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Obligations under finance leases		¥ 20,137	¥ 25,186
Total, before debt issuance costs		35,171,041	27,942,621
Debt issuance cost		(13,390)	(15,858)
Total, after debt issuance costs		35,157,651	27,926,763
MUFG [Member]
Debt Instrument [Line Items]
Obligations under finance leases		4,989	6,552
Total, before debt issuance costs		9,253,642	8,799,849
MUFG [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		5,490,157	5,104,562
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 4,224,401	3,864,822
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2039
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.85%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.29%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 482,856	408,825
Payable, currency		Euro
Maturity date range, Start		2023
Maturity date range, End		2033
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.34%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.75%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 34,262	28,382
Payable, currency		other currencies
Maturity date range, Start		2024
Maturity date range, End		2029
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.08%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.05%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 669,464	734,254
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2023
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.87%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.24%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 45,430	41,843
Payable, currency		Euro
Maturity date		2023
Interest rate, stated percentage		0.01%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 33,744	26,436
Payable, currency		other currencies
Maturity date		2024
Interest rate, stated percentage		1.26%
MUFG [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 3,758,496	3,688,735
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 776,886	685,663
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2031
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.37%
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.39%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,072,209	1,043,336
Payable, currency		Japanese yen
Maturity date range, Start		2026
Maturity date range, End		2031
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.29%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.58%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,704,816	1,756,087
Payable, currency		Japanese yen
Maturity date		no stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.82%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.50%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 31,500	47,500
Payable, currency		Japanese yen
Maturity date range, Start		2028
Maturity date range, End		2029
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.30%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.46%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 87,085	66,649
Payable, currency		Japanese yen
Maturity date		no stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.85%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.17%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		3,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage		3.02%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 86,000	86,000
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2028
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.57%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.79%
BK [Member]
Debt Instrument [Line Items]
Obligations under finance leases		¥ 4,628	5,636
Total, before debt issuance costs		21,879,593	14,221,218
BK [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		20,807,593	12,819,953
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 123,300	141,700
Payable, currency		Japanese yen
Maturity date range, Start		2021
Maturity date range, End		2027
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.36%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.34%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,041,115	1,104,504
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2050
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.70%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 109,619	108,252
Payable, currency		Euro
Maturity date range, Start		2022
Maturity date range, End		2033
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.88%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.81%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 3,100	17,620
Payable, currency		other currencies
Maturity date		2047
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 18,689,074	10,440,217
Payable, currency		Japanese yen
Maturity date range, Start		2021
Maturity date range, End		2028
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.25%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 7,833	8,367
Payable, currency		US dollars
Maturity date		2030
Interest rate, stated percentage		2.93%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 721,941	897,170
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2031
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.20%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.11%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 111,611	102,123
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2036
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.40%
BK [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 449,300	604,490
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 350,900	490,590
Payable, currency		Japanese yen
Maturity date range, Start		2021
Maturity date range, End		2031
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.39%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.91%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 73,400	73,400
Payable, currency		Japanese yen
Maturity date range, Start		2022
Maturity date range, End		2035
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.31%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.24%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 10,000	12,000
Payable, currency		Japanese yen
Maturity date		2028
Interest rate, stated percentage		0.98%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		13,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.67%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.52%
BK [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 15,000	15,000
Payable, currency		Japanese yen
Maturity date		2027
Interest rate, stated percentage		0.12%
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 618,072	791,139
Maturity date range, Start		2021
Maturity date range, End		2080
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.11%
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		8.00%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Obligations under finance leases		¥ 10,520	12,998
Total, before debt issuance costs		4,037,806	4,921,554
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		3,621,245	4,443,761
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 878,276	940,691
Payable, currency		Japanese yen
Maturity date range, Start		2021
Maturity date range, End		2051
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		56.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 885,950	1,106,465
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2036
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		57.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,719	2,965
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2030
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.26%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 349,666	387,799
Payable, currency		Thai baht
Maturity date range, Start		2021
Maturity date range, End		2027
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.15%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 320,663	360,558
Payable, currency		other currencies
Maturity date range, Start		2021
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		10.25%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,007,882	1,259,427
Payable, currency		Japanese yen
Maturity date range, Start		2021
Maturity date range, End		2051
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		65.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]		6,804
Payable, currency		other currencies
Maturity date range, Start		2020
Maturity date range, End		2024
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.30%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 174,997	378,217
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2030
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		60.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings Bonds And Notes Ii [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,092	835
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2023
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings Bonds And Notes Ii [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings Bonds And Notes Ii [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.00%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 406,030	458,342
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 184,894	223,095
Payable, currency		Japanese yen
Maturity date range, Start		2021
Maturity date range, End		2030
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.36%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.61%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,212	737
Payable, currency		US dollars
Maturity date range, Start		2022
Maturity date range, End		2030
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		9.90%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 209,189	220,756
Payable, currency		Thai baht
Maturity date range, Start		2027
Maturity date range, End		2029
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.40%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.90%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 6,915	7,179
Payable, currency		other currencies
Maturity date		2021
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		2,000
Payable, currency		Japanese yen
Maturity date		2021
Interest rate, stated percentage		0.73%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings Bonds And Notes Ii [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 3,820	4,575
Payable, currency		US dollars
Maturity date		2036
Interest rate, stated percentage		1.95%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 11	¥ 6,453
Maturity date range, Start		2021
Maturity date range, End		2022
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.84%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.25%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.